Goodwill and Other Intangible Assets (Tables)	3 Months Ended
Sep. 27, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
Changes in the carrying amount of goodwill, by reportable segment, were as follows (in millions):

Reporting Segments:	Balance at June 28, 2014	Business acquisitions	Purchase accounting adjustments	Currency translation adjustment	Balance at September 27, 2014
Consumer Healthcare	$1,406.3	$—	$(6.2)	$(4.6)	$1,395.5
Nutritionals	510.1	—	(1.0)	—	509.1
Rx Pharmaceuticals	1,258.3	—	(4.7)	(12.9)	1,240.7
API	97.6	—	—	(6.7)	90.9
Specialty Sciences	201.8	—	(1.1)	—	200.7
Total goodwill	$3,474.1	$—	$(13.0)	$(24.2)	$3,436.9

Schedule of Finite and Indefinite-Lived Intangible Assets [Table Text Block]
Other intangible assets and related accumulated amortization consisted of the following (in millions):

	September 27, 2014		June 28, 2014
	Gross	Accumulated Amortization	Gross	Accumulated Amortization
Amortizable intangibles:
Distribution and license agreements	$6,026.5	$269.4	$6,027.3	$192.1
Developed product technology/formulation and product rights	916.9	316.5	931.7	302.5
Customer relationships	369.2	101.8	372.0	97.5
Trade names and trademarks	47.5	5.8	47.8	5.6
Non-compete agreements	15.1	9.9	15.3	9.4
Total	$7,375.2	$703.4	$7,394.1	$607.1
Non-amortizable intangibles:
Trade names and trademarks	$58.4	$—	$59.5	$—
In-process research and development	7.7	—	10.2	—
Total	66.1	—	69.7	—
Total other intangible assets	$7,441.3	$703.4	$7,463.8	$607.1